8. Related Parties (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Amount due to stockholders			$ 1,000			$ 1,000	$ 1,000
Administrative services paid to related party	$ 8,184	$ 1,361	100	$ 15,643	$ 2,189	17,090
Professional expense paid	357,919	113,999	7,162	500,913	140,819	1,416,527
Travel expense reimbursed	$ 1,674	$ 6,326	282	$ 4,016	$ 8,055	22,158
Directors and Officers [Member]
Professional expense paid			0			40,000
Travel expense reimbursed			$ 0			5,000
Company controlled by a shareholder [Member]
Administrative services paid to related party						33,000	0
Stockholder [Member]
Rent expense paid to stockholder						$ 10,000	$ 0